Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net

Other intangible assets, net consisted of the following:

December 31, 2020	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	934	(623)	311
Purchased & internally developed software	537	(461)	76
Technologies in progress	56	—	56
Other intangible assets	72	(70)	2
Total	1,599	(1,154)	445

December 31, 2019	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licenses	699	(578)	121
Purchased & internally developed software	486	(427)	59
Technologies in progress	119	—	119
Other intangible assets	70	(70)	—
Total	1,374	(1,075)	299

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:
Year
2021	97
2022	82
2023	64
2024	49
2025	35
Thereafter	118
Total	445